ACCOUNTING POLICIES - PPE (Details)	12 Months Ended
Dec. 31, 2018
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment, years	5 - 40
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment, years	5 - 40
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment, years	3 - 6
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment, years	1 - 10
Communication and network equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment, years	0
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment, years	0
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment, years	5 - 8